Benefit Plans - Plan Assets Allocation (Details) - Pension Plan	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Benefit plans
Asset Allocation (as a percent)	100.00%	100.00%
Expected long term return on plan assets (as a percent)	4.50%	4.50%
Equity securities
Benefit plans
Asset Allocation (as a percent)	40.00%	45.00%
Target Allocation (as a percent)	40.00%
BNP Paribas stock
Benefit plans
Asset Allocation (as a percent)	0.00%	0.00%
BancWest stock
Benefit plans
Asset Allocation (as a percent)	0.00%	0.00%
Debt securities
Benefit plans
Asset Allocation (as a percent)	55.00%	52.00%
Target Allocation (as a percent)	55.00%
Other securities
Benefit plans
Asset Allocation (as a percent)	5.00%	3.00%
Target Allocation (as a percent)	5.00%